Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
CIK	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2023
Prospectus Date	rr_ProspectusDate	Jun. 19, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan U.S. Government Money Market Fund | Academy
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGAXX
JPMorgan U.S. Government Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGAXX
JPMorgan U.S. Government Money Market Fund | Capital
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGVXX
JPMorgan U.S. Government Money Market Fund | E Trade
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUSXX
JPMorgan U.S. Government Money Market Fund | Empower
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EJGXX
JPMorgan U.S. Government Money Market Fund | IM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGMXX
JPMorgan U.S. Government Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJGXX
JPMorgan U.S. Government Money Market Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMXX
JPMorgan U.S. Government Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJGXX
JPMorgan U.S. Government Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGSXX
JPMorgan U.S. Government Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RJGXX
JPMorgan U.S. Government Money Market Fund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SJGXX
JPMorgan U.S. Treasury Plus Money Market Fund | Academy
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPCXX
JPMorgan U.S. Treasury Plus Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJTXX
JPMorgan U.S. Treasury Plus Money Market Fund | Capital
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTCXX
JPMorgan U.S. Treasury Plus Money Market Fund | Empower
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EJUXX
JPMorgan U.S. Treasury Plus Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJTXX
JPMorgan U.S. Treasury Plus Money Market Fund | IM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJPXX
JPMorgan U.S. Treasury Plus Money Market Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOXX
JPMorgan U.S. Treasury Plus Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJTXX
JPMorgan U.S. Treasury Plus Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJTXX
JPMorgan U.S. Treasury Plus Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIXX
JPMorgan Liquid Assets Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJLXX
JPMorgan Liquid Assets Money Market Fund | Capital
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CJLXX
JPMorgan Liquid Assets Money Market Fund | E Trade
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLEXX
JPMorgan Liquid Assets Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJLXX
JPMorgan Liquid Assets Money Market Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLPXX
JPMorgan Liquid Assets Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJLXX
JPMorgan Liquid Assets Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJLXX
JPMorgan Liquid Assets Money Market Fund | Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HPIXX
JPMorgan Municipal Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMAXX
JPMorgan Municipal Money Market Fund | E Trade
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMEXX
JPMorgan Municipal Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJMXX
JPMorgan Municipal Money Market Fund | Morgan
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJMXX
JPMorgan Municipal Money Market Fund | Premier
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTOXX
JPMorgan Municipal Money Market Fund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SJMXX